Contract Assets, Net - Schedule of provision for contract assets and allowance for credit losses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule of provision for contract assets and allowance for credit losses [Line Items]
Balance at the beginning of the year	¥ 14,478	$ 2,099	¥ 3,497	¥ 0
Provision for credit losses	21,292	3,087	8,598	3,497
Balance at the end of the year	35,770	5,186	14,478	3,497
Accounting Standards Update 2016-13 [Member]
Schedule of provision for contract assets and allowance for credit losses [Line Items]
Adoption of ASC 326	¥ 0	$ 0	¥ 2,383	¥ 0